Organization and Operation	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operation
Note 1: Organization and Operation
American Water Works Company, Inc. (the “Company” or “American Water”) is a holding company for subsidiaries that provide water and wastewater services throughout the United States. References to “parent company” mean American Water Works Company, Inc., without its subsidiaries. The Company’s primary business involves the ownership of regulated utilities that provide water and wastewater services in 14 states in the United States, collectively referred to as the “Regulated Businesses.” The Company also operates other businesses that provide water and wastewater services to the U.S. government on military installations, as well as municipalities. These other businesses do not meet the criteria of a reportable segment in accordance with generally accepted accounting principles in the United States (“GAAP”), and are collectively presented throughout this Annual Report on Form
10-K
within “Other.” See Note 20—Segment Information for additional information.